United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-3984

                      (Investment Company Act File Number)


                      Federated International Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                                John W. McGonigle, Esquire
                                 Federated Investors Tower
                                    1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)
                     (Notices should be sent to the Agent for Service)






                             Date of Fiscal Year End: 11/30/04


                      Date of Reporting Period: Quarter ended 8/31/04







Item 1.     Schedule of Investments



Federated International Bond Fund
Portfolio of Investments
August 31, 2004 (unaudited)



 Foreign
 Currency                                                                                Value in
 Par Amount or                                                    Credit                 U.S.
 Shares                                                           Rating      1          Dollars
                    Foreign Bonds--94.7%
                    Australian Dollar--1.6%
                    State/Provincial--1.6%
 1,425,000          New South Wales, State of, Local Gov't.
                    Guarantee, 6.50%, 5/1/2006                    AAA / Aaa        $     1,018,762
 1,500,000          New South Wales, State of, Local Gov't.
                    Guarantee, (Series 12RG), 6.00%, 5/1/2012     AAA                    1,071,392
                    Total australian dollar                                              2,090,154
                    British Pound--5.2%
                    Sovereign--4.1%
 1,000,000          United Kingdom, Government of, Bond,
                    5.00%, 3/7/2008                               AAA / Aaa              1,812,162
 2,100,000          United Kingdom, Government of, Treasury
                    Bill, 5.00%, 3/7/2012                         AAA / NR               3,804,784
                    Total                                                                5,616,946
                    Telecommunications & Cellular--1.1%
 800,000            France Telecommunications, Unsub.,
                    (Series MTN1), 7.00%, 11/10/2005              BBB / Baa3             1,470,131
                    Total British Pound                                                  7,087,077
                    Danish Krone--0.9%
                    Sovereign--0.9%
 2,000,000          Denmark, Government of, 7.00%, 11/15/2007     AAA / Aaa              367,146
 5,300,000          Denmark, Government of, Note, 4.00%,
                    8/15/2008                                     AAA / Aaa              892,855
                    Total danish krone                                                   1,260,001
                    Euro--51.3%
                    Banking--2.8%
 1,500,000          Hypovereinsbank LUX, 3.94788%, 12/18/2008     BBB / Baa1             1,843,359
 1,600,000          Royal Bank of Scotland Group PLC, Bond,
                    6.77%, 3/31/2049                              A / A1                 1,995,017
                    Total                                                                3,838,376
                    Finance - Automotive--1.9%
 2,000,000          General Motors Acceptance Corp., Note,
                    (Series EMTN), 5.75%, 2/14/2006               BBB / A3               2,522,727
                    Financial Intermediaries--4.6%
 5,000,000          Merrill Lynch & Co., Inc., 5.125%,
                    3/9/2005                                      A+ / Aa3               6,176,530
                    Oil & Gas--2.3%
 1,000,000          Pemex Project Funding Master, (Series
                    144A), 6.375%, 8/5/2016                       BBB- / Baa1            1,238,959
 1,400,000          Pemex Project Funding Master, (Series
                    REGS), 7.75%, 8/2/2007                        BBB- / Baa1            1,904,161
                    Total                                                                3,143,120
                    Services--1.8%
 2,000,000          ISS Global A/S, Unsub., (Series EMTN),
                    4.75%, 9/18/2010                              BBB+                   2,502,636
                    Sovereign--34.1%
 1,950,000          Finland, Government of, Note, 3.00%,
                    7/4/2008                                      AAA / Aaa              2,370,412
 1,550,000          Finland, Government of, Sr. Unsub.,
                    4.25%, 7/4/2015                               AAA / Aaa              1,908,307
 4,100,000          France, Government of, Bond, 4.75%,
                    10/25/2012                                    AAA / Aaa              5,298,487
 3,600,000          Germany, Government of, 4.25%, 1/4/2014       AAA / Aaa              4,458,499
 1,000,000          Germany, Government of, 4.75%, 7/4/2028       AAA / Aaa              1,226,904
 1,850,000          Germany, Government of, 5.25%, 1/4/2008       AAA / Aaa              2,414,393
 2,770,000          Germany, Government of, Bond, 4.50%,
                    1/4/2013                                      AAA / Aaa              3,509,156
 4,350,000          Germany, Government of, Bond, 5.00%,
                    7/4/2011                                      AAA / Aaa              5,706,219
 3,500,000          Germany, Government of, Bond, 5.00%,
                    7/4/2012                                      AAA / Aaa              4,587,375
 1,705,000          Germany, Government of, Bond, 5.50%,
                    1/4/2031                                      AAA / Aaa              2,319,412
 1,900,000          Greece, Government of, Sr. Unsub., 5.90%,
                    10/22/2022                                    A+ / A1                2,641,837
 900,000            Italy, Government of, Sr. Unsub., 5.00%,
                    8/1/2034                                      AA / Aa2               1,116,378
 2,600,000          Italy, Government of, Sr. Unsub., 5.25%,
                    8/1/2017                                      AA / Aa2               3,433,725
 650,000            Spain, Government of, 4.25%, 10/31/2007       AA+ / Aaa              825,132
 3,200,000          Spain, Government of, Bond, 5.50%,
                    7/30/2017                                     AA+ / Aaa              4,362,573
                    Total                                                                46,178,809
                    Telecommunications & Cellular--3.8%
 1,200,000          Deutsche Telekom International Finance
                    BV, Company Guarantee, 6.375%, 7/11/2006      BBB+ / Baa3            1,550,502
 1,000,000          Royal KPN NV, Sub., (Series 4-1), 3.50%,
                    11/24/2005                                    BBB / Baa2             1,225,260
 1,800,000          Telekomunikacja Polska S.A. Eurofinance
                    BV, Company Guarantee, (Series EMTN),
                    6.625%, 3/1/2006                              BBB / Baa2             2,315,496
                    Total                                                                5,091,258
                    Total Euro                                                           69,453,456
                    French Franc--2.1%
                    Finance - Automotive--2.1%
 14,500,000         Ford Motor Credit Co., Note, 6.75%,
                    3/13/2006                                     A3                     2,828,363
                    Japanese Yen--31.4%
                    Agency--2.8%
 400,000,000        Federal National Mortgage Association,
                    Note, (Series EMTN), 1.75%, 3/26/2008         AAA / Aaa              3,829,908
                    Banking--10.5%
 300,000,000        Bank Nederlandse Gemeenten, Sr. Unsub.,
                    0.80%, 9/22/2008                              AAA / Aaa              2,776,583
 400,000,000        KFW International Finance, 1.75%,
                    3/23/2010                                     AAA / Aaa              3,849,499
 400,000,000        OEK Oest. Kontrollbank, Gilt, 1.80%,
                    3/22/2010                                     AAA                    3,854,992
 400,000,000        Pfandbriefstelle der Oesterreichischen
                    Landes & Hypothekenbanken, Sr. Unsub.,
                    (Series EMTN), 1.60%, 2/15/2011               AAA / Aaa              3,783,769
                    Total                                                                14,264,843
                    Finance--4.7%
 175,000,000        AIG SunAmerica Institutional Funding II,
                    (Series EMTN), 1.20%, 1/26/2005               AAA / Aaa              1,608,401
 150,000,000        AIG SunAmerica Institutional Funding II,
                    (Series EMTN), 1.20%, 3/20/2008               AAA / Aaa              1,404,083
 360,000,000        General Electric Capital Corp., Sr.
                    Unsub., 0.10%, 12/20/2005                     AAA / Aaa              3,293,571
                    Total                                                                6,306,055
                    Financial Intermediaries--2.8%
 400,000,000        Eksportfinans, Bond, 1.80%, 6/21/2010         AA+ / Aaa              3,843,274
                    Pharmaceutical--2.1%
 300,000,000        Pfizer, Inc., Bond, (Series INTL), 0.80%,
                    3/18/2008                                     AAA / Aaa              2,766,643
                    Sovereign--5.0%
 300,000,000        Inter-American Development Bank, 1.90%,
                    7/8/2009                                      AAA / Aaa              2,910,468
 400,000,000        Italy, Government of, Bond, 1.80%,
                    2/23/2010                                     AA- / Aa2              3,851,330
                    Total                                                                6,761,798
                    State/Provincial--2.1%
 300,000,000        Ontario, Province of, Note, (Series
                    EMTN), 1.875%, 1/25/2010                      AA / Aa2               2,900,307
                    Telecommunications & Cellular--1.4%
 200,000,000        Deutsche Telekom International Finance
                    BV, Company Guarantee, 2.00%, 6/15/2005       BBB+ / Baa3            1,854,992
                    Total Japanese Yen                                                   42,527,820
                    Mexican Peso--1.4%
                    Sovereign--1.4%
 24,000,000         Mexico, Government of, Bond, 8.00%,
                    12/19/2013                                                           1,819,759
                    Swedish Krona--0.8%
                    Sovereign--0.8%
 8,000,000          Sweden, Government of, Bond, 5.25%,
                    3/15/2011                                     AAA / Aaa              1,135,384
                    Total foreign bonds (identified cost
                    $122,487,171)                                                        128,202,014
                    Purchase put optionS--0.0%
 1,800,000          MXN Put, BONY USD Call, expiration date
                    10/21/2004
                    (IDENTIFIED COST $17,388)                                            13,140
                    REPURCHASE AGREEMENT--1.4%
 1,913,000          Interest in $500,000,000 joint repurchase
                    agreement with Greenwich Capital Markets,
                    Inc., 1.61%, dated 8/31/2004 to be
                    repurchased at $1,913,086 on 9/1/2004
                    collateralized by U.S. Government Agency
                    Obligations with various maturities to
                    1/25/2042 (AT AMORTIZED COST)                                        1,913,000
                    Total Investments--96.1%
                    (identified cost $124,417,559) 2                                     130,128,154
                    other assets and liabilities-net--3.9%                                5,303,893
                    total net assets--100%                                          $     135,432,047


1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $125,039,552. The net unrealized appreciation of investments for federal tax purposes was $5,088,602. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,822,994 and net unrealized depreciation from investments for those securities having an excess of cost over value of $734,392.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.







Federated International Equity Fund
Portfolio of Investments
August 31, 2004 (unaudited)

                                                                                 Value in
  Shares                                                                         U.S Dollars


                    Common Stocks--97.8%
                    Australia--1.8%
 166,014            News Corp. Ltd., ADR                                  $      5,187,938
                    Canada--3.6%
 80,600             Alcan, Inc.                                                  3,490,786
 231,700            Glamis Gold Ltd.                                             3,855,488
 188,400            Placer Dome, Inc.                                            3,300,768
                    Total                                                        10,647,042
                    Finland--2.1%
 255,500            Nokia Oyj                                                    3,026,460
 247,300            Stora Enso Oyj, Class R                                      3,324,095
                    Total                                                        6,350,555
                    France--9.3%
 220,200            AXA                                                          4,533,011
 51,300             BNP Paribas SA                                               3,124,248
 131,300            Dassault Systemes SA                                         5,666,714
 46,500             Schneider Electric SA                                        2,923,708
 38,755             Total SA, Class B                                            7,581,695
 135,200            Veolia Environnement                                         3,503,336
                    Total                                                        27,332,712
                    Germany, Federal Republic of--9.5%
 71,500             BASF AG                                                      3,871,677
 114,100            Bayer AG                                                     2,918,542
 433,800            Deutsche Telekom AG, Class REG                               7,592,930
 44,100             SAP AG (Systeme, Anwendungen, Produkte in der
                    Datenverarbeitung)                                           6,461,561
 106,800            Siemens AG                                                   7,338,011
                    Total                                                        28,182,721
                    Guernsey--1.0%
 147,500        1    Amdocs Ltd.                                                 2,964,750
                    Hong Kong--1.5%
 461,000            Sun Hung Kai Properties                                      4,304,644
                    Israel--1.4%
 154,700            Teva Pharmaceutical Industries Ltd., ADR                     4,215,575
                    Italy--1.6%
 179,700            Assicurazioni Generali SpA                                   4,703,708
                    Japan--22.9%
 372,000            Dai Nippon Printing Co. Ltd.                                 5,492,598
 1,300              Dentsu, Inc.                                                 3,150,751
 71,300             Fanuc Ltd.                                                   3,828,504
 453,000            Hitachi Ltd.                                                 2,855,411
 64,600             Honda Motor Co. Ltd.                                         3,225,293
 28,500             Hoya Corp.                                                   2,765,159
 67,000             Kyocera Corp.                                                4,960,287
 424,000            Matsushita Electric Industrial Co.                           5,734,171
 903,000            Mitsubishi Electric Corp.                                    4,391,659
 800                Mitsubishi Tokyo Financial Group, Inc.                       7,235,735
 99,500             Secom Co. Ltd.                                               3,703,615
 80,300             Seiko Epson Corp.                                            3,313,623
 175,000            Seven-Eleven Japan                                           5,370,786
 299,000            Sharp Corp.                                                  4,205,914
 916,000            Sumitomo Chemical Co.                                        4,127,503
 96,000             Yamanouchi Pharmaceutical Co. Ltd.                           3,353,673
                    Total                                                        67,714,682
                    Mexico--1.2%
 75,300             Grupo Televisa SA, GDR                                       3,624,189
                    Netherlands--1.4%
 311,400        1    ASM Lithography Holding NV                                  4,026,328
                    Russia--2.7%
 238,700            Gazprom, ADR                                                 7,877,100
                    Singapore--1.4%
 532,000            Oversea-Chinese Banking Corp. Ltd.                           4,142,241
                    Spain--0.5%
 72,100             Repsol YPF SA                                                1,496,900
                    Switzerland--9.1%
 126,600            Compagnie Financiere Richemont AG                            3,252,148
 27,500             Nestle SA                                                    6,519,699
 103,425            Roche Holding AG                                             10,057,011
 106,000            UBS AG                                                       7,131,286
                    Total                                                        26,960,144
                    Taiwan, Province of China--4.0%
 1,961,437          Asustek Computer, Inc.                                       4,423,181
 5,073,000      1    Nanya Technology Corp.                                      3,779,830
 2,701,298          Taiwan Semiconductor Manufacturing Co.                       3,754,586
                    Total                                                        11,957,597
                    Thailand--0.0%
 11                 Siam City Bank Public Co. Ltd.                               6
                    United Kingdom--22.8%
 711,400            Amvescap PLC                                                 3,749,341
 532,100            Diageo PLC                                                   6,567,600
 561,239            GlaxoSmithKline PLC                                          11,479,282
 1,407,600          Hays PLC                                                     3,018,916
 284,200            Reckitt Benckiser PLC                                        7,494,422
 305,800            Rio Tinto PLC                                                7,619,337
 207,847            Royal Bank of Scotland PLC, Edinburgh                        5,813,422
 275,000            Smiths Industries                                            3,453,806
 1,279,000          Tesco PLC                                                    6,144,745
 5,277,227          Vodafone Group PLC                                           12,046,550
                    Total                                                        67,387,421
                    Total Common Stocks (identified cost $253,938,479)           289,076,253
                    Preferred Stocks--1.1%
                    Germany, Federal Republic of--1.1%
 5,400              Porsche AG, Pfd. (identified cost $3,349,064)                3,296,428
                    Mutual Fund--1.0%
 2,828,545      2   Prime Value Obligations Fund, IS Shares (at net
                    asset value)                                                 2,828,545
                    Total Investments--99.9%
                    (identified cost $260,116,088) 3                             295,201,226
                    other assets and liabilities - net--0.1%                     230,763
                    total net assets--100%                                 $     295,431,989


1    Non-income producing security.

2    Affiliated company.

3 The cost of investments for federal tax purposes amounts to $260,116,088. The net unrealized appreciation of investments for federal tax purposes was $35,085,138. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,903,510 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,818,372.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:
ADR         --American Depository Receipt
GDR         --Global Depository Receipt












Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated International Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
           (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004